Via EDGAR Transmission

January 14, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Tarpon Industries, Inc. Registration Statement on Form S-1 (file no. 333-120117)

Ladies and Gentlemen:

     On behalf of Tarpon Industries, Inc., a Michigan corporation (the “Company”), we are enclosing for filing under the Securities Act of 1933 one copy of Amendment No. 1 to the Registration Statement on Form S-1 (file no. 333-120117) of the Company (the “Registration Statement”), including exhibits. Also on behalf of the Company, we hereby respond to the comments of the staff of the Division of Corporation Finance set forth in the letter dated December 1, 2004 from Pamela A. Long to J. Peter Farquhar, a copy of which is attached (the “Letter”). Set forth below is a summary of the Company’s responses. The numbers of these responses correspond to the numbers of the comments in the Letter. References to page numbers are references to the page numbers in the unmarked copy of Amendment No. 1 to the Registration Statement.

Form S-1

General

     1.       As requested, the exhibits not filed with the original Registration Statement are filed with Amendment No. 1 to the Registration Statement.

     2.       As requested, copies of the artwork the Company intends to include in the prospectus are being provided to you supplementally in paper format via Federal Express.

     3.       The information required by Item 507 of Regulation S-K with regard to the selling shareholders is included under the caption “Selling Shareholders” on pages 76-78.

     4.       The financial statements and financial information have been updated throughout the filing, including pro forma information, for Tarpon Industries, Inc. and Haines Road for the nine-month interim period ended September 30, 2004.

January 14, 2005

Inside Front Cover Page of the Prospectus

     5.       The information required by Items 501(b)(2) and (b)(3) of Regulation S-K for the selling shareholders has been included in the cover page of the prospectus.

Summary

The Offering, page 4

     6.       The tabular information and notes on page 4 have been revised to illustrate the impact on the number of shares outstanding if the selling shareholders’ warrants are exercised.

     7.       The detailed use of proceeds on page 14-15 has been revised to group together the two parts of the 2004 note financing to clarify how these amounts correspond to the summary information on page 4. The $6,605,000 amount shown as due in connection with acquisitions consists of the $5,422,000 amount due in connection with the Haines Road acquisition, the $715,000 amount due in connection with the EWCO acquisition, and the $468,000 due in connection with the Steelbank acquisition.

Risk Factors

     8.       The “Risk Factors” section has been revised to delete references to the Company’s inability to assure the reader and to replace those references with a clearer statement of the risk.

     9.       As requested, some of the “Risk Factor” headings have been revised so that they more clearly specify the risk.

     10.      As requested, the risk entitled “Sale and distribution of our products by Steelbank” on page 9 has been revised to disclose the amount of Steelbank’s revenue derived from sales of products made by manufacturers other than EWCO and Haines Road, the amount that could have been replaced with EWCO and Haines Road products, and the risk that Steelbank might be unable to fulfill customer orders. Also, as requested, the risk entitled “We are dependent on our distributors for a significant portion of our SpaceRak sales” on page 11 has been modified to quantify the significance of SpaceRak sales and the portion of SpaceRak’s sales made through distributors.

We and our acquired companies have a history of losses..., page 6

     11.      As requested, this risk factor has been revised to state that Tarpon, the parent company, does not have any revenue generating operations and that it operates through its recently acquired operating subsidiaries, EWCO and Steelbank.

     Without the proceeds of this offering..., page 7

January 14, 2005

     12.      As requested, this risk factor has been revised to state that Tarpon believes that the estimated net proceeds from this offering will be adequate to satisfy its operating and capital requirements for at least the next 12 months, except for additional acquisitions. In addition, we have moved this risk factor on page 7 adjacent to other risks relating to the proceeds of the offering.

The proceeds of this offering..., page 7

     13.      As requested, this risk factor has been revised to clarify that it refers to acquisitions beyond the Haines Road acquisition.

Our internal financial reporting procedures..., page 8

     14.      As requested, this risk factor has been revised to disclose the three significant deficiencies and when the Company plans to complete the steps being taken to respond to the deficiencies.

The market price of the common shares may be depressed..., page 13

     15.      This risk factor has been revised to disclose that the 815,000 common shares includes 465,000 common shares subject to warrants issued in the 2004 note financing, 100,000 common shares subject to warrants granted to designees of the placement agent in the 2004 note financing, and 250,000 common shares subject to warrants being granted to the underwriter in connection with this offering. The common shares subject to warrants granted to designees of the placement agent and the common shares subject to the warrant being issued to the underwriter in this offering have been separated in the fee table because they are now exercisable at different prices. The amount listed on page 75 includes all warrants issued in the 2004 note financing (565,000, including 465,000 issued to note purchasers and 100,000 issued to designees of the placement agent) and the 250,000 common shares issuable upon exercise of the underwriter’s warrant. The timing of the issuance of these warrants (other than the underwriter’s warrants, which will be issued in connection with the closing of this offering), when they become exercisable and the exemption relied upon by the Company are described in Part II, Item 15, numbers 4 and 6 on pages II-2 to II-3. The Company believes that similar exemptions would be available for the issuance of the common shares upon exercise of the warrants, and the registration will register the resale of those common shares, but not their issuance upon exercise.

The underwriter may continue to have significant influence..., page 14

     16.      As requested, this risk factor has been revised to disclose the term of the agreement for investment banking services and to elaborate on how Tarpon’s arrangements with Joseph Gunnar would enable it to exert significant influence over Tarpon.

January 14, 2005

Use of Proceeds, pages 14-15

     17.      The disclosure concerning discretion to change the use of proceeds has been removed.

     18.      As requested, a brief outline of the capital expenditures expected to be funded with the proceeds of this offering has been added to note (5) on page 15.

Dilution, page 16-17

     19.      As requested, this section, and the similar risk factor on page 12, have been revised to show the dilution per share both before and after the Haines Road acquisition.

     20.      As requested, the table has been revised to include options that will be issued at the closing of the offering.

     21.      As requested, information to illustrate the impact of the exercise of the warrants whose underlying common shares are being registered for resale has also been added on page 17.

MD&A

     22.      The Company does not believe it can reliably quantify the amount by which June 30, 2004 results benefited from older inventories of lower priced steel from EWCO because there is no secondary market for the various kinds of steel that were in inventory at the end of 2003. Therefore, there is no reliable way to quantify the difference between what the Company paid for the inventory and what it would have cost to replace it at the time of sale during 2004. The “Summary of Recent Operations” disclosure, however, has been revised to disclose that the described benefit is based on inventory levels since the end of 2003 and the generally higher prices paid for replacement inventory during 2004. That disclosure also indicates that this benefit is not likely to continue because the Company currently seeks to minimize the potential adverse impact of commodity price risks of its steel inventory by minimizing the amount of steel inventory it carries.

     23.      As requested, the MD&A results of operations disclosures have been disaggregated to provide separate discussions of (1) Tarpon’s consolidated results for the three and nine months ended September 30, 2004 and 2003 and the years ended December 31, 2003 and 2002, (2) EWCO’s results for the three months ended March 31, 2004 (the period prior to the acquisition by Tarpon) and 2003 and the years ended December 31, 2003, 2002 and 2001, (3) Haines Road’s results for the three and nine months ended September 30, 2004 and 2003 and the years ended December 31, 2003, 2002 and 2001, and (4) Pro Forma results for the nine months ended September 30, 2004 and 2003 (only for revenues and cost of revenues) and the year ended December 31, 2003. While we have followed disaggregation as described above, we have grouped disclosures by period to enhance understanding of the ongoing business.

January 14, 2005

     24.      As requested, the changes in gross margin due to changes in manufacturing costs have been quantified. The changes in average revenue per ton are quantified under “Net Revenues” with a cross reference in “Cost of Goods Sold and Gross Margin” and the costs of steel are quantified in “Business—Steel” with a cross reference under “Net Revenues.” As described in response 22 above, the Company does not believe it can reliably quantify the amount by which results benefited from older inventories of lower priced steel.

     25.      The Company has informed us that EWCO’s bad debt expense increased approximately $199,000 in the first quarter of 2004 primarily due to the bankruptcy of a customer.

     The Company has informed us that EWCO’s bad debt increased approximately $234,000 in the second quarter of 2004, all of which arose during the second quarter, after the acquisition of EWCO by Tarpon. The Company has informed us that the increase was primarily due to information EWCO identified during the quarter indicating that the customers might not be able to pay. EWCO has since revised its credit procedures before shipments to its customers. The Company has informed us that EWCO’s bad debt expense increased only $81 in the third quarter of 2004.

     The Company has informed us that the discounts and credits did not reduce receivables, but were given as sales concessions to maintain our business relationships with these customers, and they are reflected in the financial statements as reduction of revenues.

     26.      As requested, the interim period results of operations disclosures under the caption “Income Taxes” has been revised to include a more comprehensive discussion of the impact on income tax expense due to EWCO’s change to a C corporation. The Company believes that the primary components of its of the overall effective tax rate are the statutory rate and the valuation allowance for loss carryforwards. See the footnotes to the financial statements.

     27.      As requested, the MD&A liquidity disclosures have been disaggregated to provide separate discussions of (1) Tarpon’s liquidity for the nine months ended September 30, 2004 and the year ended December 31, 2003, (2) EWCO’s liquidity for the three months ended March 31, 2004 (the period prior to the acquisition by Tarpon) and the year ended December 31, 2003, and (3) Haines Road’s liquidity for the nine months ended September 30, 2004 and the year ended December 31, 2003. These disclosures, like operating information, have been organized by period.

     28.      The “Sources and Uses of Cash” introduction on page 40 has been revised to note that Tarpon’s current liabilities exceed its current assets as of September 30, 2004 and to cross reference “Needs for Liquidity,” “Financing Arrangements” and “Proceeds of this Offering” for a discussion of Tarpon’s needs for liquidity, and sources of liquidity, over the next 12 months.

January 14, 2005

     29.      As requested, the discussion of EWCO’s “Financing Arrangements” has been revised to expand the discussion of financial debt covenants, including the actual ratio or amounts as of September 30, 2004 and as of December 31, 2003 (which is before the loan was in place). The disclosure has also been revised to clarify that the amount shown as available for borrowing is the amount available without violating existing debt covenants.

Year Ended December 31, 2003 Compared to Year Ended December 31, 2002

Net Revenues, page 34

     30.      As requested, the amount and percentage of sales to the lost Haines Road customer in 2003 and 2002 have been added and the amount and percentage of sales to the replacement customer in 2003 has been added on page 34.

Interest and Other Expenses, page 34-39

     31.      As requested, interest and other expense disclosures have been revised to disclose the amounts of increased borrowings and the amount due to increased interest rates, except for Haines Road, where Bolton’s borrowings have not been allocated between Haines Road and Bolton’s remaining facility.

Liquidity and Capital Resources, page 39-40

     32.      As requested, the statement that the Company will be required to issue additional common shares to some shareholders who obtained shares in private placements has been revised to state why the Company is required to issue the shares. The issuance of those shares will not be registered. The commitments to issue these shares were made in connection with the private placement described in Part II, Item 15, in paragraph 3 on page II-2 and, therefore, issuance of the shares relies on the same exemptions described in that paragraph.

Financing Arrangements, page 44

     33.      As requested, the minimum debt service coverage ratio and the minimum tangible net worth ratio are discussed in more detail on page 44.

     34.      As requested, the expiration date of the Steelbank factoring arrangement has been updated to reflect extension of the arrangement.

Critical Accounting Policies, page 45-46

     35.      As requested, the Business Combination accounting policy has been revised to describe the significant assumptions used to arrive at the fair value of assets and liabilities acquired and the impact on the financial statements for adjustments to fair value.

January 14, 2005

     Also, as requested, the Goodwill accounting policy has been revised to describe the valuation method used to determine if goodwill is impaired and how the Company calculated cash flows for the impairment test, including the assumptions used. The disclosure has also been revised to state that if an impairment is indicated, goodwill would be reduced to fair value and a corresponding expense would be recognized in the income statement in that period, and to state a type of event that could result in an impairment.

     Also, as requested, the Bad Debts accounting policy has been revised to update the amount written off in 2004 for EWCO and to discuss the factors that occurred during the period that led to the write—offs.

     The method of valuing inventory for obsolescence, damage and/or excess has not been included because the Company does not believe it is a critical accounting policy. As shown on Schedule II to the Registration Statement, EWCO had a $35,000 reserve in 2001 that was reversed, and Steelbank reserved only $1,401 in 2003. The Company has informed us that it generally evaluates the age and physical condition of its inventories and its projected sales and needs for its inventories in determining reserves for obsolescence, damage or excess inventories, but the Company believes that Schedule II to the Registration Statement indicates that the reserve historically has not been significant.

Contractual Obligations, page 46-47

     36.      As requested, the contractual obligations table has been updated to September 30, 2004, the most recent period presented, and the disclosure has been revised to include a footnote with information about conditions that may create additional obligations.

Business, page 49

     37.      The disclosures required by Item 101(a)(2) of Regulation S-K appear to apply only to registrants that (including predecessors) have not received revenue from operations during each of the three fiscal years immediately before filing the registration statement. As your comment 66 notes, it appears that EWCO is Tarpon’s predecessor and EWCO had revenues from operations in each of the last three years.

Operations, page 50-52

     38.      As requested, the statement about Haines Road’s capacity has been expanded to clarify that the additional capacity is because its equipment can be run at higher speeds and because additional employee shifts could be added. The Company does not believe it is possible to reliably quantify the potential increase in capacity because of the numerous products produced and factors that affect tons of products produced.

     Our Customers, page 54

January 14, 2005

     39.      As requested, the disclosure of customers has been revised to identify by name any customer to which the Company attributes 10% or more of its pro forma revenues.

Environmental, Health and Safety Regulation, page 57-58

     40.      As requested, the environmental disclosure has been revised to disclose that EWCO obtained the Renewable Operating Permit in December 2004. EWCO informs us that it does not expect any material liabilities or consequences.

Properties, page 59

     41.      As requested, the description of the status of the Haines Road mortgage financing has been updated.

Management, page 60

Compensation, page 65

     42.      As requested, footnote 1 has been revised to disclose that the options were granted for consulting services and pursuant to Tarpon’s agreement with Bainbridge.

Related Party Transactions, page 70-71

     43.      Mrs. Romzek’s current ownership percentage has been updated on page 71 and in the principal shareholders table.

Principal Shareholders, page 71

     44.      The amount of securities to be offered for each selling shareholder’s account has been added under the caption “Selling Shareholders” on pages 76-79.

     45.      As requested, Lancaster Ltd.’s shares are now shown as owned by Mark Schwartz, who we understand has control over the securities registered in Lancaster Ltd.’s name, and an explanation has been added to the related footnote.

     46.      A more complete description of how the selling shareholders acquired their stock has been added under the caption “Selling Shareholders” on pages 77-79.

Description of Securities

Registration Rights, page 74

     47.      A more complete description of how the selling shareholders acquired their stock has been added under the caption “Selling Shareholders” on pages 77-79.

January 14, 2005

Underwriting, page 79-81

     48.      As requested, a table providing the information regarding the underwriter’s compensation has been added under the caption “Underwriting” on page 79.

     49.      The name of the non-voting observer and the information with respect to the non-voting observer described in Item 508(f) of Regulation S-K have not been added. Item 508(f) appears to require disclosures of arrangements whereby the underwriter has the right to designate or nominate a member of the board of directors. The underwriting agreement requires Tarpon to permit a designee of the underwriter to observe meetings of the board; it does not require Tarpon to make that person a director or to nominate that person for election as a director. The underwriter does not have a designee on the board of directors.

     50.      To clarify that the underwriter warrants constitute underwriting compensation, a reference to the warrants has been included in the table described in response number 48 above.

     Tarpon Industries, Inc. financial statements for the year ended December 31, 200[3] and the six month period ended June 30, 2004

Balance Sheets

     51.      As requested, a footnote has been added to discuss the notes payable — other balance.

     52.      As requested, the interim financial statements have been revised to comply with paragraph 41 of SFAS 109.

Statements of Operations

     53.      The classification of EWCO’s scrap sales has been revised and they are now presented as a reduction in cost of goods sold. As requested, note 1 has been revised to include the Company’s policy for recognizing such sales.

Statements of Cash Flows

     54.      The Company does not believe the effect of exchange rates on cash balances held in foreign currencies is material to the financial statements, as Steelbank and Haines Road do not show any cash balances.

Notes to Financial Statements

     Summary of Significant Accounting Policies, Consolidation

January 14, 2005

     55.      The Company believes that it has only one operating segment in accordance with paragraph 10 and 17 of SFAS 131: the manufacture and sale of structural and mechanical steel tubing and steel storage rack systems. While the products vary somewhat among EWCO’s tubing and SpaceRak division and Steelbank’s operation, they all produce products within the same SIC code and are produced with similar manufacturing techniques using similar raw materials. Moreover, management has informed us that it does not make separate allocation decisions between these products based on separate internal financial information. In addition, management has informed us that Steelbank’s gross profit margins have run 10-13% in their past three fiscal years, while EWCO’s have run 4.4 - 12.6%, thus demonstrating similar economic characteristics. Therefore, the Company does not believe the information required by paragraphs 25-33 of SFAS 131 applies to its operations.

Summary of Significant Accounting Policies, Income Taxes

     56.      The requested disclosures required by paragraphs 43-45 and 47 of SFAS 109 have been included in footnotes 1 and 7 of the notes to financial statements.

Goodwill and Intangible Assets

     57.      The requested disclosure concerning the amortization period for the various classes of intangibles and the estimated amortization expense for the five years starting with 2004 have been added to note 3 of the notes to financial statements.

Notes Payable — Bank

     58.      Note 4 of notes to financial statements has been updated to reflect the refinanced loan with Standard Federal Bank previously disclosed in note 13 and to delete the discussion of the Comerica loan that was replaced. The amount outstanding under the Comerica term loan to EWCO at June 30, 2004 was $593,350 and the interest rate on the term loan was 4.5%. $182,569 of the $593,350 balance of the term loan was short term and was included in Tarpon’s balance sheet under the caption current maturities of long-term debt.

     59.      The description of the Steelbank full-recourse factoring arrangement has been updated to reflect its extension. It now expires January 31, 2005. The Company is accounting the arrangements as borrowings despite the sale of the receivable, because the purchaser has full recourse against Steelbank if the receivable is not collected. The note describes the purchaser’s right to require Steelbank to re-purchase receivables.

Long-Term Debt and Capital Leases

     60.      As requested, the balance sheet has been revised to separately disclose success fees that were aggregated with long-term obligations, so the long-term debt amounts shown in the balance sheet will match footnote 6.

January 14, 2005

Related Party Transactions

     61.      As requested, footnote 8 has been revised to disclose the additional related party transactions. In addition, as requested, the financial statements have been revised to separately disclose on the face of the applicable financial statement the success fees payable to Bainbridge Advisors.

Capitalization

     62.      The $581,505 from the issuance of common shares during 2003 included the receipt of the $400,000 subscription receivable. As requested, the receivable amount has been separated from the other issuances in the Statement of Shareholders’ Equity. Also as requested, the Statement of Shareholders’ Equity has been revised to include the changes in the number of common shares outstanding.

Acquisitions

     63.      The aggregate purchase price for EWCO was $699,490. The Company acquired EWCO for $415,450 in cash paid to its sole shareholder for all of the then outstanding EWCO shares. It also paid its consultant a $200,000 success fee in connection with the acquisition and incurred approximately $84,040 in expenses related to the acquisition, which Tarpon added to the cost of the acquisition. Prior to the acquisition, EWCO had redeemed 90% of the then outstanding shares from its shareholder for $3,603,144, of which $670,000 is represented by a promissory note (recorded in notes payable — other) payable out of the proceeds of the Company’s initial public offering of common shares and secured by EWCO shares that would represent 60% of the outstanding shares. The remaining $2,933,144 of the redemption price was retained by EWCO to repay a note to EWCO from the former sole shareholder relating to his acquisition of EWCO in 2001.

     64.      As requested, the disclosures for the acquisitions of EWCO and Steelbank have been revised to include (1) the primary reasons for the acquisition and the factors leading to the recognition of goodwill, (2) the status of the purchase price allocation, and (3) the details of the identifiable intangible assets. The Company does not believe that there are any pre-acquisition contingencies related to the acquisition that are required to be disclosed in the footnotes.

     65.      The Company believes that, while it included intellectual property in the acquisition agreement, that property did not have significant value, except for value relating to goodwill associated with Steelbank’s name, which is included in goodwill.

     Eugene Welding Co. (“EWCO”) Financial Statements for the year ended December 31, 2003 and the 6-months ended June 30, 2004

     General

January 14, 2005

     66.      As requested, the filing has been revised to provide interim period financial statements through March 31, 2004. For this registration statement, these statements are unaudited, although the Company understands that they must be audited upon filing Tarpon’s first Form 10-K.

     67.      As described in the response to comment 64, the Company does not believe that there are any material contingencies related to EWCO or the acquisition that are required to be disclosed in the footnotes.

Statements of Operations

     68.      As requested, the loss on disposal of property and equipment has been reclassified as part of operating income (loss).

     69.      As described in the response to comment 53, the classification of EWCO’s scrap sales has been revised and they are now presented as a reduction in cost of goods sold. As requested, note 2 has been revised to include the Company’s policy for recognizing such sales. The authoritative literature states that inventory costs of primary products should be reduced by the net realizable value of scrap generated in the manufacturing process. See FASB Accounting Research Bulletin No. 43, Chapter 4, Statement 3.

Summary of Significant Accounting Policies, Income Taxes

     70.      The requested disclosures required by paragraphs 43-45 and 47 of SFAS 109 have been included in footnotes 2 and 7 of the notes to financial statements.

     Haines Road Operating Location of Bolton Steel Tube Co., Ltd. Financial Statements for the year ended December 31, 2003 and the six-months ended June 30, 2004

Summary of Significant Accounting Policies, Accounts Receivable

     71.      In note 3 under the caption “Accounts Receivable,” the last sentence of the first paragraph states that “Accounts receivable are not included in the Haines Road operating location assets being purchased by Tarpon.”

Summary of Significant Accounting Policies

     72.      As requested, the caption “unaudited” has been removed from the end of year inventory balances. The cash and cash equivalents, accounts receivable, accounts payable, long-term debt and line of credit note amounts are not included in the balance sheet. The amounts of these items in the footnotes are combined amounts at Bolton and Haines Road and are presented for informational purposes only. Therefore, since they do not represent assets being purchased or liabilities assumed, do not relate to balance sheet items and are not only the amounts allocated to the Haines Road operating location, they are not audited.

January 14, 2005

Related Party Transactions

     73.      As disclosed in note 6, in addition to performing slitting services for Bolton, Haines Road performs slitting services for ESI and, as requested, the disclosure has been revised to state Haines Road’s policy for recognizing revenue for these services and the amount of revenue recognized for such services for each period presented.

     Steelbank Financial Statements for the year ended December 31, 2003 and the six-months ended June 30, 2004

General

     74.      Amendment No. 1 to the registration statement deletes the Steelbank financial statements. We understand that they are not significant as they are below the 10% level under Regulation S-K, Item 3-05.

Pro Forma Financial Statements

     75.      As requested, (1) the separate presentation of EWCO and Steelbank in the pro forma balance sheet has been removed, and Tarpon’s historical consolidated balance sheet has been substituted, (2) Tarpon’s historical consolidated statement of operations has been substituted in the September 30, 2004 pro forma statement of operations and the column for EWCO represents only the period prior to the acquisition date, (3) separate adjustment columns have been provided for the EWCO consolidating adjustments, for the IPO and for the Haines Road acquisition in the order they are expected to occur, (4) the footnotes have been revised to provide reconciliations of line items in the financial statements that are subject to multiple adjustments (with cross references to the footnotes that describe the transaction giving rise to each adjustment); references to footnotes are also provided in the financial statements, including for explanations of line items subject to single adjustments, and (5) the September 30, 2004 pro forma statement of operations has been revised as if the transactions were consummated at January 1, 2003, rather than January 1, 2004.

     76.      The difference in the Haines Road purchase prices are due to the use of different dates to determine the exchange rate for converting Canadian dollars to U.S. dollars. Amendment No. 1 to the registration statement uses the same exchange rate for these disclosures to make the disclosed purchase price consistent.

     77.      As requested, the pro forma financial statements have been modified to update the status of Tarpon’s financing for the Haines Road acquisition. The Haines Road purchase agreement contemplates a separate closing for the real estate assets. To help pay the purchase price for all of the Haines Road assets being acquired, the Company is seeking a revolving line of credit, secured, in part by the acquired inventory, a mortgage, secured by the acquired real estate, a term loan, secured by the acquired equipment, and seller financing through notes issued

January 14, 2005

both at the asset closing and the real estate closing. The introduction to the pro forma financial statements has been revised to include a description of the Haines Road purchase transaction, the proposed financing and Tarpon’s inability to complete the acquisition in the absence of such financing.

     78.      The Company has not yet made any allocation of the Haines Road purchase price to identifiable intangible assets because the Company has not yet identified any specific intangible assets of significant value being acquired. It plans to consider further an allocation to identifiable intangible assets after it has acquired and controls Haines Road.

     79.      As requested, footnote A has been revised to include the description of Haines Road environmental contingencies and to state the potential impact on the pro forma financial statements of adjustments to the preliminary purchase price allocation that may occur once the allocation is final.

Part II

Item 15. Recent Sales of Unregistered Securities

     80.      As requested, the net proceeds from sales of common shares from December 2002 through October 2003 has been revised.

     81.      The additional shares that the Company will issue to investors described in paragraph 3, and the lowered effective purchase price, have been accounted for in the tables in the “Dilution” section.

     82.      As requested, the statement regarding registration of the common shares underlying the warrants has been revised to state that the Company is registering the resale of the common shares by the warrant holders.

     The preliminary prospectus contained in the Registration Statement will be publicly distributed.

     We appreciate your attention and assistance in connection with the Registration Statement. We trust you will find the enclosed responses to be satisfactory, but if you have any further questions or comments, please call me at (313) 465-7452. The Company currently hopes that the Registration Statement can be declared effective during the week of January 24, 2005.

January 14, 2005

Very truly yours,

/s/ Robert J. Krueger

Robert J. Krueger

Enclosures

cc:	Tamara Brightwell — SEC
Tracey Houser — SEC
J. Peter Farquhar — Tarpon
James T. House — Tarpon
Dr. Robert Pry — Tarpon
Michael Ard — Tarpon
Stephan A. Stein — Joseph Gunnar & Co., LLC
Stuart Sieger, Esq. — Ruskin Moscou Faltischek, P.C.
Harold Dubrowsky — Grant Thornton
Vincent Tomkinson — Grant Thornton
Patrick T. Duerr — HMS&C
James B. Cunningham — HMS&C